CHANGE IN SHAREHOLDING OF THE PHILIPPINE SUBSIDIARIES - Effects of Changes in Company's Ownership Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Net income attributable to Melco Crown Entertainment Limited	$ 105,747	$ 608,280	$ 637,463
Transfers (to) from noncontrolling interests:
Decrease in Melco Crown Entertainment Limited additional paid-in capital resulting from subscription of 693,500,000 common shares of MCP	(7,368)	0	0
Increase in Melco Crown Entertainment Limited additional paid-in capital resulting from the 2014 Placing and Subscription Transaction for subscription of common shares of MCP	0	57,293	0
Increase in Melco Crown Entertainment Limited additional paid-in capital resulting from the Placing and Subscription Transaction and the Over-allotment Option exercised by the Stabilizing Agent for subscription of common shares of MCP	0	0	227,134
Increase in Melco Crown Entertainment Limited additional paid-in capital resulting from subscription of 2,846,595,000 common shares of MCP	0	0	401
Changes from net income attributable to Melco Crown Entertainment Limited's shareholders and transfers from noncontrolling interests	96,639	665,573	864,998
Restricted shares [Member]
Transfers (to) from noncontrolling interests:
Decrease in Melco Crown Entertainment Limited additional paid-in capital resulting from the vesting of restricted shares under the MCP Share Incentive Plan	$ (1,740)	$ 0	$ 0